Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2013, 2012, and 2011 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Balance at beginning of the year	45,909	60,158	71,349
Cost incurred for dry docking	19,020	19,101	24,507
Dry-docking amortization relating to continuing operations	(22,559)	(25,267)	(29,276)
Dry-docking amortization relating to discontinued operations	(360)	(2,087)	(5,190)
Write down / sale of capitalized dry-dock expenditure	(475)	(5,996)	(1,232)

Balance at end of the year	41,535	45,909	60,158

Changes in Component of Accumulated Other Comprehensive Income (Loss)

The following table contains the changes in the balance of the Partnership’s only component of accumulated other comprehensive income (loss) for the periods presented:

Qualifying Cash
Flow Hedging
Instruments
$
Balance as at December 31, 2010	745
Other comprehensive loss	(2,461)
Purchase of 49% of Teekay Offshore Operating L.P. (or OPCO) (note 10c)	1,162

Balance as at December 31, 2011	(554)
Other comprehensive income	496

Balance as at December 31, 2012	(58)
Other comprehensive income	58

Balance as at December 31, 2013	—